SUPPLEMENTAL GUARANTOR INFORMATION - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet
Current assets	$ 257,379	$ 284,973
Property and equipment, net	91,482	86,601
Goodwill and intangible assets, net	811,780	831,125
Other assets	118,466	121,303
TOTAL ASSETS	1,279,107	1,324,002
Current liabilities	211,985	213,968
Other long term liabilities	185,303	204,846
Long-term debt	415,700	484,383
Redeemable noncontrolling interest	708	457	$ 426
Stockholders' equity	431,993	384,043
Noncontrolling interests	33,418	36,305
TOTAL LIABILITIES AND EQUITY	1,279,107	1,324,002
Total Eliminations
Balance Sheet
Investments in subsidiaries	(1,996,229)	(1,842,420)
TOTAL ASSETS	(1,996,229)	(1,842,420)
Stockholders' equity	(1,996,229)	(1,842,420)
TOTAL LIABILITIES AND EQUITY	(1,996,229)	(1,842,420)
ILG
Balance Sheet
Current assets	502	390
Property and equipment, net	144	263
Investments in subsidiaries	538,860	469,397
TOTAL ASSETS	539,506	470,050
Current liabilities	956	1,114
Intercompany liabilities (receivables)/equity	106,556	84,893
Stockholders' equity	431,994	384,043
TOTAL LIABILITIES AND EQUITY	539,506	470,050
Interval Acquisition Corp.
Balance Sheet
Current assets	27	25
Goodwill and intangible assets, net	267,602	268,232
Investments in subsidiaries	1,321,242	1,234,916
Other assets		482
TOTAL ASSETS	1,588,871	1,503,655
Current liabilities	4,717	203
Long-term debt	415,700	484,383
Intercompany liabilities (receivables)/equity	629,594	549,672
Stockholders' equity	538,860	469,397
TOTAL LIABILITIES AND EQUITY	1,588,871	1,503,655
Guarantor Subsidiaries
Balance Sheet
Current assets	147,891	179,608
Property and equipment, net	65,240	59,422
Goodwill and intangible assets, net	427,000	438,544
Investments in subsidiaries	136,127	138,107
Other assets	102,729	103,752
TOTAL ASSETS	878,987	919,433
Current liabilities	175,147	176,152
Other long term liabilities	163,115	177,230
Long-term debt	(7,871)
Intercompany liabilities (receivables)/equity	(775,495)	(672,376)
Redeemable noncontrolling interest	708	457
Stockholders' equity	1,321,241	1,234,916
Noncontrolling interests	2,142	3,054
TOTAL LIABILITIES AND EQUITY	878,987	919,433
Non-Guarantor Subsidiaries
Balance Sheet
Current assets	108,959	104,950
Property and equipment, net	26,098	26,916
Goodwill and intangible assets, net	117,178	124,349
Other assets	15,737	17,069
TOTAL ASSETS	267,972	273,284
Current liabilities	31,165	36,499
Other long term liabilities	22,188	27,616
Long-term debt	7,871
Intercompany liabilities (receivables)/equity	39,345	37,811
Stockholders' equity	136,127	138,107
Noncontrolling interests	31,276	33,251
TOTAL LIABILITIES AND EQUITY	$ 267,972	$ 273,284